Investment Strategy	Aug. 05, 2025
Defiance 2X Daily Long Pure Quantum ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the first sentence of the first paragraph in the section titled “Principal Investment Strategies – Target Portfolio Selection” is amended and restated as follows:

“The Adviser employs a thematic and qualitative approach to identify and select a focused portfolio of generally between four and ten companies aligned with the Fund’s quantum computing investment theme.”

Effective immediately, the first sentence of the third paragraph in the section titled “Principal Investment Strategies – Target Portfolio Selection” is amended and restated as follows:

“Based on a proprietary evaluation framework, the Adviser constructs the Fund’s portfolio with generally between four and ten holdings.”